INCOME TAXES - Income before provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
United States	$ (17,253,473)	$ (22,162,510)
Foreign	1,179,715	(345,698)
Loss before income tax expense	$ (16,073,758)	$ (22,508,208)